PROPERTY PLANT AND EQUIPMENT NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, consisted of the following:

	December 31, 2014	December 31, 2013
		Predecessor
Land	$2,329	$2,329
Terminals and equipment	81,826	46,210
Pipeline Assets	17,250	619
Storage equipment	55,006	27,875
Construction in progress	972	30,835
	157,383	107,868
Accumulated depreciation	(10,516)	(6,014)
Property, plant and equipment, net	$146,867	$101,854